Cover	Mar. 16, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Stratim Cloud Acquisition Corp. (the “Company”) is filing this Amendment No. 1 to its Current Report on this Form 8-K/A for the Initial Public Offering date of March 16, 2021 (the “First Amendment”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 22, 2021 (the “Original Form 8-K”) to amend and restate the Company’s audited balance sheet and accompanying footnotes as of March 16, 2021 on Form 8-K, as further described below. This amended and restated report on Form 8-K/A is presented as of the filing date of the Original Form 8-K and does not reflect events occurring after that date, or modify or update disclosures in any way other than as required to reflect the restatement as described below. Accordingly, this Amendment No. 1 on Form 8-K/A should be read in conjunction with our filings with the SEC subsequent to the date on which we filed the Original Form 8-K. The Company is filing this First Amendment on Form 8-K/A to reflect a restatement of the Company’s audited balance sheet as of March 16, 2021, to correct errors in the Company’s accounting for complex financial instruments.
Document Period End Date	Mar. 16, 2021
Entity File Number	001-40191
Entity Registrant Name	Stratim Cloud Acquisition Corp.
Entity Central Index Key	0001821812
Entity Tax Identification Number	85-2547650
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1605 Pine Cone Circle
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	(775)
Local Phone Number	318-3629
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	SCAQU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SCAQ
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SCAQW
Security Exchange Name	NASDAQ